Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 10,968,737	$ 12,823,688
Salaries, bonuses and payroll taxes payables [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	6,274,225	6,276,869
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 4,694,512	$ 6,546,819